Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Tangible assets	$ 3,381	$ 3,742	$ 4,111
Intangible assets	123	138	145
Investments in associates and joint ventures	1,528	1,507	1,448
Other investments	141	131	125
Inventories	106	100	84
Trade, other receivables and other assets	102	67	34
Deferred taxation	0	4	4
Cash restricted for use	35	37	36
Total Non-current assets	5,416	5,726	5,987
Current assets
Other investments	6	7	5
Inventories	652	683	672
Trade, other receivables and other assets	209	222	255
Cash restricted for use	31	28	19
Cash and cash equivalents	329	205	215
Current assets other than non-current assets held for sale	1,227	1,145	1,166
Non-current assets held for sale	0	348	0
Total Current assets	1,227	1,493	1,166
Total assets	6,643	7,219	7,153
EQUITY AND LIABILITIES
Share capital and premium	7,171	7,134	7,108
Accumulated losses and other reserves	(4,519)	(4,471)	(4,393)
Shareholders’ equity	2,652	2,663	2,715
Non-controlling interests	42	41	39
Total equity	2,694	2,704	2,754
Non-current liabilities
Borrowings	1,911	2,230	2,144
Environmental rehabilitation and other provisions	827	942	877
Provision for pension and post-retirement benefits	100	122	118
Trade, other payables and deferred income	3	3	4
Deferred taxation	315	363	496
Total Non-current liabilities	3,156	3,660	3,639
Current liabilities
Borrowings	139	38	34
Trade, other payables and deferred income	594	638	615
Taxation	60	53	111
Current liabilities	793	729	760
Non-current liabilities held for sale	0	126	0
Total Current liabilities	793	855	760
Total liabilities	3,949	4,515	4,399
Total equity and liabilities	$ 6,643	$ 7,219	$ 7,153